Common Stock - Class A Common Stock Reserved for Future Issuance (Details) - shares	Dec. 31, 2023	Dec. 31, 2022
Class A common stock warrants
Class of Stock [Line Items]
Common stock, reserved for future issuance (in shares)	470,000	470,000
Preferred stock warrants
Class of Stock [Line Items]
Common stock, reserved for future issuance (in shares)	814,495	814,495
Class A common stock options granted and outstanding
Class of Stock [Line Items]
Common stock, reserved for future issuance (in shares)	9,317,290	5,271,961
Class A shares available for issuance under incentive plans
Class of Stock [Line Items]
Common stock, reserved for future issuance (in shares)	1,510,254	115,306
Convertible preferred stock
Class of Stock [Line Items]
Common stock, reserved for future issuance (in shares)	52,947,011	24,927,830
Class B convertible common stock
Class of Stock [Line Items]
Common stock, reserved for future issuance (in shares)	2,744,184	2,744,184